Notes Receivable, net and Other (Schedule of Notes Receivable) (Details)		3 Months Ended	12 Months Ended
	Oct. 10, 2019 a	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 a
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Rate		7.00%	7.00%
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable, net		$ 7,844,000	$ 7,709,000
Notes Receivable | Construction Financing Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount		4,000,000	4,000,000
Discount		(339,000)	(402,000)
Note receivable, net		3,661,000	$ 3,598,000
Interest Rate			7.00%
Notes Receivable | Certificate Of Occupancy Note
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount		5,250,000	$ 5,250,000
Discount		(1,067,000)	(1,139,000)
Note receivable, net		$ 4,183,000	$ 4,111,000
Interest Rate			7.00%
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Rate	7.00%	7.00%
Area of real estate property | a	1.65			1.65